STOCKHOLDERS' EQUITY (DEFICIT) (Details Textual) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended		1 Months Ended		2 Months Ended	12 Months Ended					12 Months Ended						1 Months Ended			9 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended		12 Months Ended						9 Months Ended	12 Months Ended		12 Months Ended					9 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended									9 Months Ended			12 Months Ended
	Sep. 30, 2014	Aug. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 25, 2014	Feb. 25, 2014 Subsequent Event [Member]	Feb. 01, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2013 Preferred Class B [Member]	Dec. 31, 2012 Preferred Class B [Member]	Dec. 31, 2013 Vizio Medical Devices LLC [Member]	Dec. 31, 2012 Vizio Medical Devices LLC [Member]	Dec. 31, 2011 Vizio Medical Devices LLC [Member]	Dec. 31, 2010 Vizio Medical Devices LLC [Member]	Dec. 31, 2009 Vizio Medical Devices LLC [Member]	Dec. 31, 2008 Vizio Medical Devices LLC [Member]	Sep. 30, 2014 Restricted Stock [Member]	Aug. 31, 2014 Restricted Stock [Member]	Aug. 31, 2014 Restricted Stock [Member] Subsequent Event [Member]	Sep. 30, 2014 Restricted Stock [Member] Subsequent Event [Member]	Apr. 30, 2014 Warrant [Member]	Sep. 30, 2014 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2014 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2012 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2011 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2010 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2009 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2008 Preferred Stock [Member] Vizio Medical Devices LLC [Member]	Sep. 30, 2014 Parent [Member]	Dec. 31, 2013 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2013 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2012 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2011 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2010 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2009 Parent [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2008 Parent [Member] Vizio Medical Devices LLC [Member]	Sep. 30, 2014 Noncontrolling Interest [Member]	Dec. 31, 2013 Noncontrolling Interest [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2013 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2012 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2011 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2010 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Dec. 31, 2009 Noncontrolling Interest [Member] Vizio Medical Devices LLC [Member]	Sep. 30, 2014 Professional Advisory Firms [Member]	Sep. 30, 2014 Professional Advisory Firms [Member] Restricted Stock [Member]	Feb. 28, 2014 Professional Advisory Firms [Member] Restricted Stock [Member] Subsequent Event [Member]	Apr. 30, 2014 Bridgemedica LLC [Member]	Sep. 30, 2014 Secured Promissory Notes Payable [Member]	Sep. 30, 2013 Secured Promissory Notes Payable [Member]	Dec. 31, 2013 Secured Promissory Notes Payable [Member]	Dec. 31, 2012 Secured Promissory Notes Payable [Member]	Sep. 30, 2014 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Vizio Medical Devices LLC [Member]	Sep. 30, 2014 Common Stock [Member] Professional Advisory Firms [Member]	Sep. 30, 2013 Common Stock [Member] Professional Advisory Firms [Member]	Sep. 30, 2014 Common Stock [Member] Non-Officer Board of Manager [Member]	Sep. 30, 2014 Common Stock [Member] Bridgemedica LLC [Member]	Feb. 25, 2014 Minimum [Member]	Feb. 25, 2014 Minimum [Member] Subsequent Event [Member]	Feb. 25, 2014 Maximum [Member]	Feb. 25, 2014 Maximum [Member] Subsequent Event [Member]	Sep. 30, 2014 Aquamarijn Microfiltration BV [Member]	Sep. 30, 2014 Aquamarijn Microfiltration BV [Member] Common Stock [Member]	Sep. 30, 2013 Aquamarijn Microfiltration BV [Member] Common Stock [Member]	Feb. 25, 2014 2010 Incentive plan [Member]	Dec. 31, 2013 2010 Incentive plan [Member] Preferred Stock [Member]	Dec. 31, 2010 2010 Incentive plan [Member] Preferred Stock [Member]
Stock Units Conversion, Description					Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock).								Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock.
Common Stock, Capital Shares Reserved for Future Issuance										410,000	410,000																																																																									3,000,000
Common Stock, Shares Authorized	100,000,000		100,000,000		100,000,000		100,000,000		100,000,000						16,000,000																												1,000,000
Preferred Stock, Shares Authorized																	4,000,000																	20,000,000	20,000,000
Preferred Stock, Dividend Rate, Percentage					20.00%		20.00%
Preferred Stock, Liquidation Preference, Value	$ 13,470,000		$ 13,470,000		$ 13,470,000		$ 13,470,000		$ 13,470,000
Common Stock, Shares, Outstanding	16,179,426		16,179,426		16,179,426		14,496,561	1,000	14,496,561	15,196,292	15,196,292				14,496,561	13,728,140			304,000																								303,920	500								80	500
Preferred Stock, Shares Outstanding										4,000,000	4,000,000						4,000,000	4,000,000																4,000,000
Common Stock, Shares, Issued	16,179,426		16,179,426		16,179,426		14,496,561		14,496,561	15,196,292	15,196,292				14,496,561	13,728,140
Preferred Stock, Shares Issued										4,000,000	4,000,000						4,000,000	4,000,000																4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2		$ 2		$ 2		$ 2		$ 2			$ 1																																																																	$ 1	$ 1	$ 2	$ 2
Debt Conversion, Converted Instrument, Shares Issued												60,000																																																							0	140,000	140,000	378,000
Debt Conversion, Original Debt, Amount																																																															0	210,000	210,000	567,000
Debt Instrument, Interest Rate, Stated Percentage																																																															5.00%		5.00%
Debt Instrument, Maturity Date																																																																	Dec. 31, 2014
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	743,900		743,900		743,900		721,782		721,782																																																									574,927
Stock Issued During Period, Shares, Purchase of Assets																																		0	0	0	0		0																												29,731	14,605				91,395										0	13,063
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	0.01%		0.01%		0.01%		0.03%	50.00%	0.03%																																																																								2.00%
Annual Antidilution Adjustment, Effective Terms					This annual anti-dilution adjustment is in effect until the first to occur of (x) the first approval for a product, or (y) $10 million of capital being raised at a valuation that is greater than $1 per share of common stock.
Stock Issued During Period, Shares Offering Cost					93,750																																																																						100,000
Warrants Issued During Period					210,000	50,000	150,000	75,000
Fair Value Adjustment of Warrants					0	32,525	32,525	0	32,525																				32,525	125,121	32,525	101,805	123,353
Stock Issued During Period, Shares, Issued for Services											231,063																							0	0	0	0																							344,196	344,196												231,063	100,000
Escrow Deposit Period																																																											12 months
Development Stage Entities, Equity Issuance, Per Share Amount																																																																									$ 1
Prepaid Expense, Current																																																																			50,000		50,000
Warrants Expiration Starting Period					2014		2017				2017
Warrants Expiration Ending Period					2019		2018				2019
Derivative Liability, Current	0		0		0		10,800	27,000	10,800
Stock Issued During Period Value Upon Exercise Of Warrants					50,000																		415,000	350,000										0								50,000							415,000	350,000	0							0									50,000
Issuance of Stock and Warrants for Services or Claims					676,441	125,000	100,000	100,000	200,000																																																																35,000
Stock Issued During Period, Value, Other																			0	0	0																								0	0	0							0	0	0													117,004		300,000
Preferred Units, Contributed Capital																																																																																						1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																																																						4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																										150,000	195,000																																																										595,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																												25,000																																																									345,000
Preferred Stock, Capital Shares Reserved for Future Issuance																																																																																					60,000
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions																			420
Common Stock, Voting Rights																																											one vote
Stock Issued During Period Value Issuance Of Stock And Warrants					830,000		587,525												134,330	123,353		87,000		97,250										0	0							830,000	587,525		134,330	123,353		87,000		97,250	0	0		0	0		0
Stock Issued During Period, Shares, Other																																				0	0	0																																		446,500
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration																																			0	0		0																															51,812
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							51,812												51,812		269,245														0								51,812		51,812		269,245					0		0		0													51,812
Stock Issued During Period, Value, Issued for Services					481,063		100,000												100,000	100,000														0	0							481,063	100,000		100,000	100,000					0	0		0	0												100,000	100,000					231,063			150,000
Equity Method Investment, Ownership Percentage																	20.00%
Interest Receivable																																																																	44,782	7,927
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value																									$ 1.00	$ 2.00
Stock Issued During Period, Shares, New Issues														50,000												345,000										0	0	0	0	0	4,000,000																					150,000
Research and Development Expense		346,379	552,321	201,882	982,450	605,978	682,149	4,227,758	14,896,299
Share-based Compensation	$ 343,426
Stock Issued During Period Shares Issuance Of Stock And Warrants																																		0	0	0	0		0		0																										671,250